CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EXPENSES
Consulting	$ 76,149	$ 199,628
Corporate salaries and benefits	1,177,488	779,803
Depreciation	284,414	249,300
Directors' fees	154,688	131,217
Exploration and evaluation	25,258,032	26,877,306
Office and administrative	180,026	141,743
Professional fees	813,463	363,243
Share based compensation	1,593,539	1,935,681
Shareholder and regulatory	387,632	348,850
Travel and related costs	32,801	215,920
OPERATING LOSS	29,958,232	31,242,691
OTHER EXPENSES (INCOME)
Change in fair value of warrant derivative	600,141	(180,096)
Change in fair value of convertible note derivative	179,133,742	(24,786,758)
Finance costs	3,387,700	2,707,277
Foreign exchange loss	7,838,610	2,883,315
Gain on sale of building and equipment	(8,500)	(18,500)
Interest income	(277,818)	(548,042)
Total other loss (income)	190,673,875	(19,942,804)
COMPREHENSIVE LOSS	220,632,107	11,299,887
NET LOSS	$ 220,632,107	$ 11,299,887
NET LOSS PER SHARE, BASIC AND DILUTED	$ 6.45	$ 0.44
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, DILUTED	34,227,710	25,462,796